FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,373,025	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,373,025
	(Cost $1,373,025)
	Total Investments — 0.4%	1,373,025
	(Cost $1,373,025)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 103.6%
5,292	SPDR® S&P 500® ETF Trust	$361,649,988	$6.00	01/16/26	357,729,781
	(Cost $312,266,742)
	Put Options Purchased — 0.2%
5,292	SPDR® S&P 500® ETF Trust	361,649,988	597.60	01/16/26	852,541
	(Cost $14,652,565)
	Total Purchased Options				358,582,322
	(Cost $326,919,307)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (4.0)%
(5,292)	SPDR® S&P 500® ETF Trust	(361,649,988)	667.64	01/16/26	(13,994,694)
	(Premiums received $6,601,985)
	Put Options Written — (0.1)%
(5,292)	SPDR® S&P 500® ETF Trust	(361,649,988)	507.96	01/16/26	(262,007)
	(Premiums received $5,491,038)
	Total Written Options				(14,256,701)
	(Premiums received $12,093,023)
	Net Other Assets and Liabilities — (0.1)%				(237,971)
	Net Assets — 100.0%				$345,460,675

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,373,025	$1,373,025	$—	$—
Purchased Options	358,582,322	—	358,582,322	—
Total	$359,955,347	$1,373,025	$358,582,322	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,256,701)	$—	$(14,256,701)	$—

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,459,410	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,459,410
	(Cost $1,459,410)
	Total Investments — 0.5%	1,459,410
	(Cost $1,459,410)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 103.8%
4,651	SPDR® S&P 500® ETF Trust	$317,844,689	$6.02	02/20/26	314,467,319
	(Cost $273,750,822)
	Put Options Purchased — 0.6%
4,651	SPDR® S&P 500® ETF Trust	317,844,689	599.96	02/20/26	1,787,565
	(Cost $14,565,414)
	Total Purchased Options				316,254,884
	(Cost $288,316,236)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.6)%
(4,651)	SPDR® S&P 500® ETF Trust	(317,844,689)	671.83	02/20/26	(14,086,484)
	(Premiums received $4,639,106)
	Put Options Written — (0.2)%
(4,651)	SPDR® S&P 500® ETF Trust	(317,844,689)	509.97	02/20/26	(587,514)
	(Premiums received $5,086,098)
	Total Written Options				(14,673,998)
	(Premiums received $9,725,204)
	Net Other Assets and Liabilities — (0.1)%				(204,127)
	Net Assets — 100.0%				$302,836,169

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,459,410	$1,459,410	$—	$—
Purchased Options	316,254,884	—	316,254,884	—
Total	$317,714,294	$1,459,410	$316,254,884	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,673,998)	$—	$(14,673,998)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
390,934	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$390,934
	(Cost $390,934)
	Total Investments — 0.5%	390,934
	(Cost $390,934)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 102.3%
3,258	iShares Russell 2000 ETF	$81,042,750	$2.18	02/20/26	80,184,528
	(Cost $70,084,889)
	Put Options Purchased — 0.9%
3,258	iShares Russell 2000 ETF	81,042,750	217.80	02/20/26	663,915
	(Cost $5,348,216)
	Total Purchased Options				80,848,443
	(Cost $75,433,105)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.4)%
(3,258)	iShares Russell 2000 ETF	(81,042,750)	253.67	02/20/26	(2,624,058)
	(Premiums received $1,817,919)
	Put Options Written — (0.2)%
(3,258)	iShares Russell 2000 ETF	(81,042,750)	185.13	02/20/26	(187,596)
	(Premiums received $1,563,561)
	Total Written Options				(2,811,654)
	(Premiums received $3,381,480)
	Net Other Assets and Liabilities — (0.1)%				(56,890)
	Net Assets — 100.0%				$78,370,833

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$390,934	$390,934	$—	$—
Purchased Options	80,848,443	—	80,848,443	—
Total	$81,239,377	$390,934	$80,848,443	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,811,654)	$—	$(2,811,654)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.0%
$200,000	U.S. Treasury Bill	(a)	12/26/25	$199,460
200,000	U.S. Treasury Bill	(a)	01/22/26	198,911
200,000	U.S. Treasury Bill	(a)	02/19/26	198,355
200,000	U.S. Treasury Bill	(a)	03/19/26	197,781
	Total U.S. Treasury Bills			794,507
	(Cost $794,167)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
335,665	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (b)	335,665
	(Cost $335,665)
	Total Investments — 2.9%	1,130,172
	(Cost $1,129,832)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.9%
	Call Options Purchased — 119.2%
683	SPDR® S&P 500® ETF Trust	$46,675,537	$0.06	03/20/26	46,467,932
	(Cost $38,268,930)
	Put Options Purchased — 0.7%
683	SPDR® S&P 500® ETF Trust	46,675,537	563.97	03/20/26	252,731
	(Cost $2,152,446)
	Total Purchased Options				46,720,663
	(Cost $40,421,376)
WRITTEN OPTIONS — (22.7)%
	Call Options Written — (22.3)%
(683)	SPDR® S&P 500® ETF Trust	(46,675,537)	563.97	03/20/26	(8,706,379)
	(Premiums received $3,430,300)
	Put Options Written — (0.4)%
(683)	SPDR® S&P 500® ETF Trust	(46,675,537)	507.57	03/20/26	(136,217)
	(Premiums received $1,167,265)
	Total Written Options				(8,842,596)
	(Premiums received $4,597,565)
	Net Other Assets and Liabilities — (0.1)%				(27,774)
	Net Assets — 100.0%				$38,980,465

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of November 30, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$794,507	$—	$794,507	$—
Money Market Funds	335,665	335,665	—	—
Total Investments	1,130,172	335,665	794,507	—
Purchased Options	46,720,663	—	46,720,663	—
Total	$47,850,835	$335,665	$47,515,170	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,842,596)	$—	$(8,842,596)	$—

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,041,794	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$2,041,794
	(Cost $2,041,794)
	Total Investments — 0.5%	2,041,794
	(Cost $2,041,794)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.4%
	Call Options Purchased — 109.8%
6,312	SPDR® S&P 500® ETF Trust	$431,355,768	$5.66	03/20/26	425,956,168
	(Cost $351,456,818)
	Put Options Purchased — 0.6%
6,312	SPDR® S&P 500® ETF Trust	431,355,768	564.00	03/20/26	2,336,450
	(Cost $21,073,277)
	Total Purchased Options				428,292,618
	(Cost $372,530,095)
WRITTEN OPTIONS — (10.8)%
	Call Options Written — (10.6)%
(6,312)	SPDR® S&P 500® ETF Trust	(431,355,768)	632.81	03/20/26	(41,147,676)
	(Premiums received $8,127,865)
	Put Options Written — (0.2)%
(6,312)	SPDR® S&P 500® ETF Trust	(431,355,768)	479.40	03/20/26	(971,227)
	(Premiums received $7,221,055)
	Total Written Options				(42,118,903)
	(Premiums received $15,348,920)
	Net Other Assets and Liabilities — (0.1)%				(262,888)
	Net Assets — 100.0%				$387,952,621

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,041,794	$2,041,794	$—	$—
Purchased Options	428,292,618	—	428,292,618	—
Total	$430,334,412	$2,041,794	$428,292,618	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(42,118,903)	$—	$(42,118,903)	$—

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,482,940	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,482,940
	(Cost $1,482,940)
	Total Investments — 0.6%	1,482,940
	(Cost $1,482,940)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.8%
	Call Options Purchased — 115.2%
4,352	SPDR® S&P 500® ETF Trust	$297,411,328	$5.28	04/17/26	293,878,723
	(Cost $232,873,027)
	Put Options Purchased — 0.6%
4,352	SPDR® S&P 500® ETF Trust	297,411,328	526.43	04/17/26	1,427,369
	(Cost $15,036,975)
	Total Purchased Options				295,306,092
	(Cost $247,910,002)
WRITTEN OPTIONS — (16.3)%
	Call Options Written — (16.0)%
(4,352)	SPDR® S&P 500® ETF Trust	(297,411,328)	604.23	04/17/26	(40,932,823)
	(Premiums received $8,683,102)
	Put Options Written — (0.3)%
(4,352)	SPDR® S&P 500® ETF Trust	(297,411,328)	447.47	04/17/26	(711,857)
	(Premiums received $6,188,582)
	Total Written Options				(41,644,680)
	(Premiums received $14,871,684)
	Net Other Assets and Liabilities — (0.1)%				(170,824)
	Net Assets — 100.0%				$254,973,528

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,482,940	$1,482,940	$—	$—
Purchased Options	295,306,092	—	295,306,092	—
Total	$296,789,032	$1,482,940	$295,306,092	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,644,680)	$—	$(41,644,680)	$—

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,025,301	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$2,025,301
	(Cost $2,025,301)
	Total Investments — 0.7%	2,025,301
	(Cost $2,025,301)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.3%
	Call Options Purchased — 105.9%
4,793	SPDR® S&P 500® ETF Trust	$327,548,827	$5.96	05/15/26	323,316,608
	(Cost $279,667,019)
	Put Options Purchased — 1.4%
4,793	SPDR® S&P 500® ETF Trust	327,548,827	594.22	05/15/26	4,176,045
	(Cost $15,921,640)
	Total Purchased Options				327,492,653
	(Cost $295,588,659)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (7.3)%
(4,793)	SPDR® S&P 500® ETF Trust	(327,548,827)	667.43	05/15/26	(22,388,343)
	(Premiums received $6,667,913)
	Put Options Written — (0.6)%
(4,793)	SPDR® S&P 500® ETF Trust	(327,548,827)	505.09	05/15/26	(1,643,328)
	(Premiums received $6,135,554)
	Total Written Options				(24,031,671)
	(Premiums received $12,803,467)
	Net Other Assets and Liabilities — (0.1)%				(205,088)
	Net Assets — 100.0%				$305,281,195

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,025,301	$2,025,301	$—	$—
Purchased Options	327,492,653	—	327,492,653	—
Total	$329,517,954	$2,025,301	$327,492,653	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,031,671)	$—	$(24,031,671)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
657,039	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$657,039
	(Cost $657,039)
	Total Investments — 0.7%	657,039
	(Cost $657,039)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.1%
	Call Options Purchased — 106.6%
4,255	iShares Russell 2000 ETF	$105,843,125	$2.10	05/15/26	104,522,841
	(Cost $87,758,760)
	Put Options Purchased — 1.5%
4,255	iShares Russell 2000 ETF	105,843,125	209.85	05/15/26	1,498,441
	(Cost $6,301,103)
	Total Purchased Options				106,021,282
	(Cost $94,059,863)
WRITTEN OPTIONS — (8.7)%
	Call Options Written — (8.1)%
(4,255)	iShares Russell 2000 ETF	(105,843,125)	244.48	05/15/26	(7,935,405)
	(Premiums received $3,161,128)
	Put Options Written — (0.6)%
(4,255)	iShares Russell 2000 ETF	(105,843,125)	178.37	05/15/26	(576,680)
	(Premiums received $2,493,534)
	Total Written Options				(8,512,085)
	(Premiums received $5,654,662)
	Net Other Assets and Liabilities — (0.1)%				(69,115)
	Net Assets — 100.0%				$98,097,121

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$657,039	$657,039	$—	$—
Purchased Options	106,021,282	—	106,021,282	—
Total	$106,678,321	$657,039	$106,021,282	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,512,085)	$—	$(8,512,085)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.0%
$154,000	U.S. Treasury Bill	(a)	12/26/25	$153,584
154,000	U.S. Treasury Bill	(a)	01/22/26	153,161
154,000	U.S. Treasury Bill	(a)	02/19/26	152,734
154,000	U.S. Treasury Bill	(a)	03/19/26	152,291
154,000	U.S. Treasury Bill	(a)	04/16/26	151,872
154,000	U.S. Treasury Bill	(a)	05/14/26	151,440
154,000	U.S. Treasury Bill	(a)	06/11/26	151,089
	Total U.S. Treasury Bills			1,066,171
	(Cost $1,065,650)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
277,974	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (b)	277,974
	(Cost $277,974)
	Total Investments — 5.0%	1,344,145
	(Cost $1,343,624)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.3%
	Call Options Purchased — 112.5%
449	SPDR® S&P 500® ETF Trust	$30,684,211	$0.06	06/18/26	30,477,922
	(Cost $28,481,123)
	Put Options Purchased — 1.8%
449	SPDR® S&P 500® ETF Trust	30,684,211	594.27	06/18/26	486,276
	(Cost $973,359)
	Total Purchased Options				30,964,198
	(Cost $29,454,482)
WRITTEN OPTIONS — (19.1)%
	Call Options Written — (18.1)%
(449)	SPDR® S&P 500® ETF Trust	(30,684,211)	594.27	06/18/26	(4,906,349)
	(Premiums received $3,664,456)
	Put Options Written — (1.0)%
(449)	SPDR® S&P 500® ETF Trust	(30,684,211)	534.84	06/18/26	(265,309)
	(Premiums received $553,833)
	Total Written Options				(5,171,658)
	(Premiums received $4,218,289)
	Net Other Assets and Liabilities — (0.2)%				(40,893)
	Net Assets — 100.0%				$27,095,792

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of November 30, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,066,171	$—	$1,066,171	$—
Money Market Funds	277,974	277,974	—	—
Total Investments	1,344,145	277,974	1,066,171	—
Purchased Options	30,964,198	—	30,964,198	—
Total	$32,308,343	$277,974	$32,030,369	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,171,658)	$—	$(5,171,658)	$—

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,405,470	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$2,405,470
	(Cost $2,405,470)
	Total Investments — 0.7%	2,405,470
	(Cost $2,405,470)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.9%
	Call Options Purchased — 106.2%
5,290	SPDR® S&P 500® ETF Trust	$361,513,310	$5.96	06/18/26	355,429,810
	(Cost $311,135,424)
	Put Options Purchased — 1.7%
5,290	SPDR® S&P 500® ETF Trust	361,513,310	594.30	06/18/26	5,914,220
	(Cost $17,456,079)
	Total Purchased Options				361,344,030
	(Cost $328,591,503)
WRITTEN OPTIONS — (8.6)%
	Call Options Written — (7.9)%
(5,290)	SPDR® S&P 500® ETF Trust	(361,513,310)	667.81	06/18/26	(26,476,450)
	(Premiums received $7,785,227)
	Put Options Written — (0.7)%
(5,290)	SPDR® S&P 500® ETF Trust	(361,513,310)	505.16	06/18/26	(2,428,110)
	(Premiums received $7,309,312)
	Total Written Options				(28,904,560)
	(Premiums received $15,094,539)
	Net Other Assets and Liabilities — (0.0)%				(139,179)
	Net Assets — 100.0%				$334,705,761

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,405,470	$2,405,470	$—	$—
Purchased Options	361,344,030	—	361,344,030	—
Total	$363,749,500	$2,405,470	$361,344,030	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,904,560)	$—	$(28,904,560)	$—

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,645,400	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,645,400
	(Cost $3,645,400)
	Total Investments — 0.8%	3,645,400
	(Cost $3,645,400)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.1%
	Call Options Purchased — 102.5%
6,751	SPDR® S&P 500® ETF Trust	$461,356,589	$6.30	07/17/26	454,227,938
	(Cost $416,954,388)
	Put Options Purchased — 2.6%
6,751	SPDR® S&P 500® ETF Trust	461,356,589	627.60	07/17/26	11,602,134
	(Cost $22,911,194)
	Total Purchased Options				465,830,072
	(Cost $439,865,582)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (4.8)%
(6,751)	SPDR® S&P 500® ETF Trust	(461,356,589)	703.16	07/17/26	(21,363,810)
	(Premiums received $9,170,753)
	Put Options Written — (1.0)%
(6,751)	SPDR® S&P 500® ETF Trust	(461,356,589)	533.46	07/17/26	(4,592,908)
	(Premiums received $9,250,765)
	Total Written Options				(25,956,718)
	(Premiums received $18,421,518)
	Net Other Assets and Liabilities — (0.1)%				(309,784)
	Net Assets — 100.0%				$443,208,970

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,645,400	$3,645,400	$—	$—
Purchased Options	465,830,072	—	465,830,072	—
Total	$469,475,472	$3,645,400	$465,830,072	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,956,718)	$—	$(25,956,718)	$—

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,749,751	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$2,749,751
	(Cost $2,749,751)
	Total Investments — 0.9%	2,749,751
	(Cost $2,749,751)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 101.3%
4,613	SPDR® S&P 500® ETF Trust	$315,247,807	$6.45	08/21/26	310,502,691
	(Cost $291,174,416)
	Put Options Purchased — 3.3%
4,613	SPDR® S&P 500® ETF Trust	315,247,807	643.46	08/21/26	10,292,018
	(Cost $15,649,753)
	Total Purchased Options				320,794,709
	(Cost $306,824,169)
WRITTEN OPTIONS — (5.4)%
	Call Options Written — (4.1)%
(4,613)	SPDR® S&P 500® ETF Trust	(315,247,807)	719.97	08/21/26	(12,556,770)
	(Premiums received $6,062,473)
	Put Options Written — (1.3)%
(4,613)	SPDR® S&P 500® ETF Trust	(315,247,807)	546.94	08/21/26	(4,180,024)
	(Premiums received $6,486,426)
	Total Written Options				(16,736,794)
	(Premiums received $12,548,899)
	Net Other Assets and Liabilities — (0.1)%				(205,456)
	Net Assets — 100.0%				$306,602,210

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,749,751	$2,749,751	$—	$—
Purchased Options	320,794,709	—	320,794,709	—
Total	$323,544,460	$2,749,751	$320,794,709	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,736,794)	$—	$(16,736,794)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
952,051	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$952,051
	(Cost $952,051)
	Total Investments — 0.9%	952,051
	(Cost $952,051)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.1%
	Call Options Purchased — 102.3%
4,419	iShares Russell 2000 ETF	$109,922,625	$2.27	08/21/26	108,266,163
	(Cost $98,642,766)
	Put Options Purchased — 3.8%
4,419	iShares Russell 2000 ETF	109,922,625	227.13	08/21/26	3,982,535
	(Cost $7,115,836)
	Total Purchased Options				112,248,698
	(Cost $105,758,602)
WRITTEN OPTIONS — (6.9)%
	Call Options Written — (5.4)%
(4,419)	iShares Russell 2000 ETF	(109,922,625)	265.47	08/21/26	(5,746,114)
	(Premiums received $3,166,415)
	Put Options Written — (1.5)%
(4,419)	iShares Russell 2000 ETF	(109,922,625)	193.06	08/21/26	(1,577,141)
	(Premiums received $2,820,855)
	Total Written Options				(7,323,255)
	(Premiums received $5,987,270)
	Net Other Assets and Liabilities — (0.1)%				(73,819)
	Net Assets — 100.0%				$105,803,675

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$952,051	$952,051	$—	$—
Purchased Options	112,248,698	—	112,248,698	—
Total	$113,200,749	$952,051	$112,248,698	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,323,255)	$—	$(7,323,255)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.8%
$296,000	U.S. Treasury Bill	(a)	12/30/25	$295,077
296,000	U.S. Treasury Bill	(a)	01/29/26	294,154
296,000	U.S. Treasury Bill	(a)	02/26/26	293,351
296,000	U.S. Treasury Bill	(a)	03/19/26	292,716
296,000	U.S. Treasury Bill	(a)	04/16/26	291,909
296,000	U.S. Treasury Bill	(a)	05/14/26	291,080
296,000	U.S. Treasury Bill	(a)	06/11/26	290,404
296,000	U.S. Treasury Bill	(a)	07/09/26	289,713
296,000	U.S. Treasury Bill	(a)	08/06/26	288,869
296,000	U.S. Treasury Bill	(a)	09/03/26	288,135
	Total U.S. Treasury Bills			2,915,408
	(Cost $2,915,678)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
839,455	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (b)	839,455
	(Cost $839,455)
	Total Investments — 6.2%	3,754,863
	(Cost $3,755,133)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 101.6%
910	SPDR® S&P 500® ETF Trust	$62,188,490	$0.07	09/18/26	61,669,863
	(Cost $59,837,713)
	Put Options Purchased — 4.4%
910	SPDR® S&P 500® ETF Trust	62,188,490	663.69	09/18/26	2,667,974
	(Cost $3,134,405)
	Total Purchased Options				64,337,837
	(Cost $62,972,118)
WRITTEN OPTIONS — (12.1)%
	Call Options Written — (9.7)%
(910)	SPDR® S&P 500® ETF Trust	(62,188,490)	663.69	09/18/26	(5,896,126)
	(Premiums received $4,891,123)
	Put Options Written — (2.4)%
(910)	SPDR® S&P 500® ETF Trust	(62,188,490)	597.32	09/18/26	(1,475,565)
	(Premiums received $1,789,453)
	Total Written Options				(7,371,691)
	(Premiums received $6,680,576)
	Net Other Assets and Liabilities — (0.1)%				(40,270)
	Net Assets — 100.0%				$60,680,739

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of November 30, 2025.

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$2,915,408	$—	$2,915,408	$—
Money Market Funds	839,455	839,455	—	—
Total Investments	3,754,863	839,455	2,915,408	—
Purchased Options	64,337,837	—	64,337,837	—
Total	$68,092,700	$839,455	$67,253,245	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,371,691)	$—	$(7,371,691)	$—

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
5,437,769	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$5,437,769
	(Cost $5,437,769)
	Total Investments — 1.0%	5,437,769
	(Cost $5,437,769)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 99.6%
8,225	SPDR® S&P 500® ETF Trust	$562,088,275	$6.66	09/18/26	552,201,414
	(Cost $538,812,837)
	Put Options Purchased — 4.4%
8,225	SPDR® S&P 500® ETF Trust	562,088,275	663.72	09/18/26	24,120,717
	(Cost $28,283,740)
	Total Purchased Options				576,322,131
	(Cost $567,096,577)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (3.1)%
(8,225)	SPDR® S&P 500® ETF Trust	(562,088,275)	739.91	09/18/26	(17,142,051)
	(Premiums received $13,882,264)
	Put Options Written — (1.8)%
(8,225)	SPDR® S&P 500® ETF Trust	(562,088,275)	564.17	09/18/26	(9,909,069)
	(Premiums received $12,127,226)
	Total Written Options				(27,051,120)
	(Premiums received $26,009,490)
	Net Other Assets and Liabilities — (0.1)%				(348,864)
	Net Assets — 100.0%				$554,359,916

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,437,769	$5,437,769	$—	$—
Purchased Options	576,322,131	—	576,322,131	—
Total	$581,759,900	$5,437,769	$576,322,131	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,051,120)	$—	$(27,051,120)	$—

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,323,493	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,323,493
	(Cost $3,323,493)
	Total Investments — 1.0%	3,323,493
	(Cost $3,323,493)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 99.6%
4,819	SPDR® S&P 500® ETF Trust	$329,325,641	$6.66	10/16/26	323,586,164
	(Cost $315,865,706)
	Put Options Purchased — 4.6%
4,819	SPDR® S&P 500® ETF Trust	329,325,641	664.41	10/16/26	14,930,370
	(Cost $17,802,329)
	Total Purchased Options				338,516,534
	(Cost $333,668,035)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (3.2)%
(4,819)	SPDR® S&P 500® ETF Trust	(329,325,641)	745.07	10/16/26	(10,432,894)
	(Premiums received $8,576,337)
	Put Options Written — (1.9)%
(4,819)	SPDR® S&P 500® ETF Trust	(329,325,641)	564.75	10/16/26	(6,355,538)
	(Premiums received $7,882,094)
	Total Written Options				(16,788,432)
	(Premiums received $16,458,431)
	Net Other Assets and Liabilities — (0.1)%				(207,453)
	Net Assets — 100.0%				$324,844,142

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,323,493	$3,323,493	$—	$—
Purchased Options	338,516,534	—	338,516,534	—
Total	$341,840,027	$3,323,493	$338,516,534	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,788,432)	$—	$(16,788,432)	$—

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,331,270	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$3,331,270
	(Cost $3,331,270)
	Total Investments — 1.1%	3,331,270
	(Cost $3,331,270)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 100.1%
4,392	SPDR® S&P 500® ETF Trust	$300,144,888	$6.61	11/20/26	294,843,744
	(Cost $285,609,512)
	Put Options Purchased — 4.8%
4,392	SPDR® S&P 500® ETF Trust	300,144,888	659.05	11/20/26	14,050,008
	(Cost $17,505,146)
	Total Purchased Options				308,893,752
	(Cost $303,114,658)
WRITTEN OPTIONS — (5.9)%
	Call Options Written — (3.8)%
(4,392)	SPDR® S&P 500® ETF Trust	(300,144,888)	746.37	11/20/26	(11,102,976)
	(Premiums received $7,922,177)
	Put Options Written — (2.1)%
(4,392)	SPDR® S&P 500® ETF Trust	(300,144,888)	560.20	11/20/26	(6,289,344)
	(Premiums received $7,905,708)
	Total Written Options				(17,392,320)
	(Premiums received $15,827,885)
	Net Other Assets and Liabilities — (0.1)%				(206,543)
	Net Assets — 100.0%				$294,626,159

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,331,270	$3,331,270	$—	$—
Purchased Options	308,893,752	—	308,893,752	—
Total	$312,225,022	$3,331,270	$308,893,752	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,392,320)	$—	$(17,392,320)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,307,025	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,307,025
	(Cost $1,307,025)
	Total Investments — 1.2%	1,307,025
	(Cost $1,307,025)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.2%
	Call Options Purchased — 100.6%
4,569	iShares Russell 2000 ETF	$113,653,875	$2.36	11/20/26	111,809,233
	(Cost $105,668,605)
	Put Options Purchased — 5.6%
4,569	iShares Russell 2000 ETF	113,653,875	235.60	11/20/26	6,268,896
	(Cost $8,490,544)
	Total Purchased Options				118,078,129
	(Cost $114,159,149)
WRITTEN OPTIONS — (7.3)%
	Call Options Written — (4.8)%
(4,569)	iShares Russell 2000 ETF	(113,653,875)	279.00	11/20/26	(5,386,942)
	(Premiums received $3,955,412)
	Put Options Written — (2.5)%
(4,569)	iShares Russell 2000 ETF	(113,653,875)	200.26	11/20/26	(2,729,384)
	(Premiums received $3,763,514)
	Total Written Options				(8,116,326)
	(Premiums received $7,718,926)
	Net Other Assets and Liabilities — (0.1)%				(84,649)
	Net Assets — 100.0%				$111,184,179

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,307,025	$1,307,025	$—	$—
Purchased Options	118,078,129	—	118,078,129	—
Total	$119,385,154	$1,307,025	$118,078,129	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,116,326)	$—	$(8,116,326)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
303,448	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$303,448
	(Cost $303,448)
	Total Investments — 1.3%	303,448
	(Cost $303,448)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.2%
	Call Options Purchased — 114.1%
381	SPDR® S&P 500® ETF Trust	$26,037,159	$0.06	12/19/25	25,958,365
	(Cost $22,354,861)
	Put Options Purchased — 0.1%
381	SPDR® S&P 500® ETF Trust	26,037,159	591.14	12/19/25	14,611
	(Cost $1,109,873)
	Total Purchased Options				25,972,976
	(Cost $23,464,734)
WRITTEN OPTIONS — (15.4)%
	Call Options Written — (15.4)%
(381)	SPDR® S&P 500® ETF Trust	(26,037,159)	591.14	12/19/25	(3,510,534)
	(Premiums received $1,885,637)
	Put Options Written — (0.0)%
(381)	SPDR® S&P 500® ETF Trust	(26,037,159)	532.03	12/19/25	(5,833)
	(Premiums received $614,152)
	Total Written Options				(3,516,367)
	(Premiums received $2,499,789)
	Net Other Assets and Liabilities — (0.1)%				(15,523)
	Net Assets — 100.0%				$22,744,534

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$303,448	$303,448	$—	$—
Purchased Options	25,972,976	—	25,972,976	—
Total	$26,276,424	$303,448	$25,972,976	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,516,367)	$—	$(3,516,367)	$—

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
818,054	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$818,054
	(Cost $818,054)
	Total Investments — 0.3%	818,054
	(Cost $818,054)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 103.2%
4,145	SPDR® S&P 500® ETF Trust	$283,265,155	$5.93	12/19/25	279,981,071
	(Cost $242,120,390)
	Put Options Purchased — 0.1%
4,145	SPDR® S&P 500® ETF Trust	283,265,155	591.17	12/19/25	159,044
	(Cost $12,349,864)
	Total Purchased Options				280,140,115
	(Cost $254,470,254)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (3.5)%
(4,145)	SPDR® S&P 500® ETF Trust	(283,265,155)	663.94	12/19/25	(9,518,578)
	(Premiums received $4,159,333)
	Put Options Written — (0.0)%
(4,145)	SPDR® S&P 500® ETF Trust	(283,265,155)	502.50	12/19/25	(40,496)
	(Premiums received $4,357,553)
	Total Written Options				(9,559,074)
	(Premiums received $8,516,886)
	Net Other Assets and Liabilities — (0.1)%				(184,406)
	Net Assets — 100.0%				$271,214,689

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$818,054	$818,054	$—	$—
Purchased Options	280,140,115	—	280,140,115	—
Total	$280,958,169	$818,054	$280,140,115	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,559,074)	$—	$(9,559,074)	$—

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,429,236	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$60,485,268
1,470,638	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	60,490,282
1,491,636	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	60,500,756
1,526,403	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	60,545,080
1,478,918	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	60,546,903
1,541,168	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	60,531,223
1,476,352	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	60,515,669
1,551,478	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	60,507,642
1,572,048	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	60,618,171
1,546,957	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	60,470,549
1,534,708	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	60,502,793
1,620,085	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	60,555,051
	Total Exchange-Traded Funds	726,269,387
	(Cost $668,063,763)
MONEY MARKET FUNDS — 0.0%
292,828	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (c)	292,828
	(Cost $292,828)

	Total Investments — 100.0%	726,562,215
	(Cost $668,356,591)
	Net Other Assets and Liabilities — (0.0)%	(57,380)
	Net Assets — 100.0%	$726,504,835

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$726,269,387	$726,269,387	$—	$—
Money Market Funds	292,828	292,828	—	—
Total Investments	$726,562,215	$726,562,215	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	1,429,236	$51,962,292	$7,808,108	$(958,713)	$1,571,187	$102,394	$60,485,268	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	1,470,638	51,895,001	7,799,058	(824,111)	1,532,416	87,918	60,490,282	—
FT Vest U.S. Equity Moderate Buffer ETF - March	1,491,636	51,831,224	8,068,394	(549,794)	1,076,167	74,765	60,500,756	—
FT Vest U.S. Equity Moderate Buffer ETF - April	1,526,403	51,809,949	8,265,909	(549,324)	946,853	71,693	60,545,080	—
FT Vest U.S. Equity Moderate Buffer ETF - May	1,478,918	51,950,421	7,817,158	(550,914)	1,248,086	82,152	60,546,903	—
FT Vest U.S. Equity Moderate Buffer ETF - June	1,541,168	51,895,066	7,942,524	(550,029)	1,170,628	73,034	60,531,223	—
FT Vest U.S. Equity Moderate Buffer ETF - July	1,476,352	51,925,501	7,789,122	(654,657)	1,370,072	85,631	60,515,669	—
FT Vest U.S. Equity Moderate Buffer ETF - August	1,551,478	51,961,330	7,802,625	(754,790)	1,418,772	79,705	60,507,642	—
FT Vest U.S. Equity Moderate Buffer ETF - September	1,572,048	51,901,731	7,953,783	(548,525)	1,243,584	67,598	60,618,171	—
FT Vest U.S. Equity Moderate Buffer ETF - October	1,546,957	51,969,958	7,873,382	(1,495,869)	1,958,109	164,969	60,470,549	—
FT Vest U.S. Equity Moderate Buffer ETF - November	1,534,708	51,973,438	7,861,679	(2,223,503)	2,584,431	306,748	60,502,793	—
FT Vest U.S. Equity Moderate Buffer ETF - December	1,620,085	51,960,087	7,825,562	(1,146,860)	1,814,109	102,153	60,555,051	—
		$623,035,998	$94,807,304	$(10,807,089)	$17,934,414	$1,298,760	$726,269,387	$—

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,168,267	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$27,208,939
1,057,959	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	27,207,214
1,070,493	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	27,188,274
1,104,951	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	27,214,943
	Total Exchange-Traded Funds	108,819,370
	(Cost $102,788,348)
MONEY MARKET FUNDS — 0.0%
57,552	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (c)	57,552
	(Cost $57,552)

	Total Investments — 100.0%	108,876,922
	(Cost $102,845,900)
	Net Other Assets and Liabilities — (0.0)%	(8,686)
	Net Assets — 100.0%	$108,868,236

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$108,819,370	$108,819,370	$—	$—
Money Market Funds	57,552	57,552	—	—
Total Investments	$108,876,922	$108,876,922	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	1,168,267	$23,209,936	$3,652,460	$(618,729)	$889,770	$75,502	$27,208,939	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	1,057,959	23,067,196	3,652,674	(249,915)	715,761	21,498	27,207,214	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	1,070,493	23,152,015	3,635,367	(366,755)	737,382	30,265	27,188,274	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	1,104,951	23,243,389	3,666,986	(28,760)	331,080	2,248	27,214,943	—
		$92,672,536	$14,607,487	$(1,264,159)	$2,673,993	$129,513	$108,819,370	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.